PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure for property, plant and equipment	$ 1,376	$ 10,739	$ 4,657
Depreciation charges	2,635	3,225
Depreciation expense charged to the statement of income	1,600	2,100
Property, plant and equipment	10,392	13,222	12,226
Manufacturing Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	1,116	2,004
Property, plant and equipment	3,363	4,268	$ 1,216
Manufacturing Equipment | Inventories
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	$ 1,000	1,100
Other PPE
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 2,300